Basis of Presentation - Narrative (Details)	12 Months Ended
	Jan. 03, 2021 restaurant segment	Dec. 29, 2019
Entity Information [Line Items]
Number of fast-casual restaurant brands | segment	2
Lease term, new restaurants	20 years
Minimum
Entity Information [Line Items]
Lease term, new restaurants	20 years
Period prior to restaurant opening when pre-opening costs are incurred	4 months
Maximum
Entity Information [Line Items]
Lease term, new restaurants	40 years
Period prior to restaurant opening when pre-opening costs are incurred	6 months
Supplier Concentration Risk | Cost of Sales
Entity Information [Line Items]
Percentage of supplies delivered to restaurants provided by one vendor	98.00%	73.00%
Entity Operated Units | Pollo Tropical
Entity Information [Line Items]
Number of restaurants	138
Entity Operated Units | Taco Cabana
Entity Information [Line Items]
Number of restaurants	143
Franchised Units | Pollo Tropical
Entity Information [Line Items]
Number of restaurants	29
Franchised Units | Pollo Tropical | Puerto Rico
Entity Information [Line Items]
Number of restaurants	17
Franchised Units | Pollo Tropical | Panama
Entity Information [Line Items]
Number of restaurants	2
Franchised Units | Pollo Tropical | Guyana
Entity Information [Line Items]
Number of restaurants	1
Franchised Units | Pollo Tropical | Ecuador
Entity Information [Line Items]
Number of restaurants	2
Franchised Units | Pollo Tropical | Bahamas
Entity Information [Line Items]
Number of restaurants	1
Franchised Units | Pollo Tropical | Florida | College Campus
Entity Information [Line Items]
Number of restaurants	5
Franchised Units | Pollo Tropical | Florida | Hospital
Entity Information [Line Items]
Number of restaurants	1
Franchised Units | Taco Cabana
Entity Information [Line Items]
Number of restaurants	6
Franchised Units | Taco Cabana | New Mexico
Entity Information [Line Items]
Number of restaurants	6